UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23391
Capital Group Central Fund Series
(Exact name of registrant as specified in charter)
6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Group Central Cash Fund
Class M
| CMQXX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Group Central Cash Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/CCF-M
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 *	0.00% †
*
Amount less than $1.
†
Amount less than .01%
Management's discussion of fund performance
The fund’s Class M shares gained 5.48% for the year ended October 31, 2024. That result compares with a 5.45% gain for the USTREAS T-Bill Auction Ave 3 Mon.
What factors influenced results
The fund’s annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.87% as of October 31, 2024. As of October 31, 2024, the fund portfolio consisted of roughly 60% in U.S. Treasury bills and notes, more than 20% in agency securities and the remainder of less than 20% in repurchase agreements.
The yield on the three-month U.S. Treasury bill fell 92 basis points from 5.47% at the beginning of the fiscal year to 4.55% at the end of the fiscal year. During the same period, the U.S. Federal Reserve cut rates for the first time in four years in September 2024.
During the fiscal year ended October 31, 2024, the fund converted to a government money market fund (from an institutional prime money market fund). This requires that the fund invest at least 99.5% of its assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by such securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
Capital Group Central Cash Fund — Class M 2	5.48%	2.44%	2.44%
USTREAS T-Bill Auction Ave 3 Mon 3	5.45%	2.53%	2.52%
1
Class M shares were first offered on February 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 114,500
Total number of portfolio holdings	$ 162
Total advisory fees paid (in millions)	None
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	56.74% )
Federal agency bills & notes	23.13% )
Repurchase agreements	16.99% )
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	5.09% )
Other assets less liabilities	(1.95) %
Total	100.00% )
Material f
un
d changes
This is a summary of certain changes to the fund since November 1, 2023. For more
complete information, you may
review
the fund’s next prospectus,
wh
ich we expect to be available by February 1, 2025 at
capitalgroup.com/CCF-M
or upon request at (800) 421-4225.
During the fiscal year ended October 31, 2024, the fund converted to a government money market fund (from an institutional prime money market fund) in response to the SEC's amendments to rule 2a-7. Following the conversion, the fund invested at least 99.5% of its assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by such securities.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXARX-129-1224 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2024	39,000	None	7,000	None
October 31, 2023	36,000	None	7,000	None
Adviser and Affiliates2
October 31, 2024	Not Applicable	44,000	None	None
October 31, 2023	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2024	51,000
October 31, 2023	7,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Central Cash Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2024
Lit. No. MFGEFP4-129-1224 © 2024 Capital Group. All rights reserved.

Investment portfolio October 31, 2024

Short-term securities 96.86%		Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 56.74%
	U.S. Treasury 11/5/2024	5.081%	USD3,531,400	$3,529,555
	U.S. Treasury 11/7/2024	4.969	1,150,000	1,149,108
	U.S. Treasury 11/12/2024	4.948	2,309,650	2,306,354
	U.S. Treasury 11/14/2024	4.827	2,595,850	2,591,508
	U.S. Treasury 11/19/2024	4.884	1,914,300	1,909,871
	U.S. Treasury 11/21/2024	5.030	2,374,800	2,368,731
	U.S. Treasury 11/26/2024	4.549	2,815,350	2,806,366
	U.S. Treasury 11/29/2024	4.911	2,255,000	2,246,941
	U.S. Treasury 12/3/2024	4.259	2,076,600	2,068,155
	U.S. Treasury 12/5/2024	4.876	3,230,550	3,216,519
	U.S. Treasury 12/10/2024	4.630	447,800	445,583
	U.S. Treasury 12/12/2024	5.068	1,402,600	1,395,288
	U.S. Treasury 12/17/2024	4.342	2,040,000	2,028,087
	U.S. Treasury 12/19/2024	5.060	4,191,600	4,166,172
	U.S. Treasury 12/24/2024	4.456	2,366,850	2,350,898
	U.S. Treasury 12/26/2024	4.736	1,675,000	1,663,312
	U.S. Treasury 12/31/2024	4.532	2,258,100	2,241,073
	U.S. Treasury 1/2/2025	4.459	1,110,000	1,101,381
	U.S. Treasury 1/7/2025	4.516	521,100	516,765
	U.S. Treasury 1/9/2025	4.395	1,550,400	1,537,139
	U.S. Treasury 1/14/2025	4.523	1,864,700	1,847,671
	U.S. Treasury 1/16/2025	4.470	1,971,250	1,952,736
	U.S. Treasury 1/21/2025	4.437	2,190,600	2,168,654
	U.S. Treasury 1/23/2025	4.380	725,000	717,593
	U.S. Treasury 1/28/2025	4.408	2,511,600	2,484,347
	U.S. Treasury 1/30/2025	4.387	525,700	519,871
	U.S. Treasury 2/4/2025	4.387	2,074,800	2,050,517
	U.S. Treasury 2/6/2025	4.411	869,250	858,863
	U.S. Treasury 2/11/2025	4.440	2,176,150	2,148,833
	U.S. Treasury 2/18/2025	4.256	2,812,900	2,775,192
	U.S. Treasury 2/20/2025	4.443	694,100	684,635
	U.S. Treasury 2/25/2025	4.267	2,146,000	2,115,424
	U.S. Treasury 2/27/2025	4.288	1,182,150	1,165,101
	U.S. Treasury 3/4/2025	4.232	480,000	472,991
	U.S. Treasury 3/6/2025	4.371	27,900	27,477
	U.S. Treasury 3/27/2025	4.213	990,000	972,474
	U.S. Treasury 4/10/2025	4.238	75,000	73,561
	U.S. Treasury 4/17/2025	4.248	300,000	293,995
				64,968,741

Federal agency bills & notes 23.13%
Discount bills & notes 12.89%
	Federal Farm Credit Banks 11/29/2024	5.000	7,300	7,273
	Federal Farm Credit Banks 1/28/2025	4.325	100,000	98,929
	Federal Farm Credit Banks 1/29/2025	4.286	390,000	385,777
	Federal Farm Credit Banks 2/25/2025	4.302	80,000	78,869
	Federal Home Loan Bank 11/1/2024	5.121	1,288,700	1,288,700
	Federal Home Loan Bank 11/4/2024	5.169	410,150	409,992
	Federal Home Loan Bank 11/6/2024	5.135	295,000	294,812
	Federal Home Loan Bank 11/8/2024	5.103	495,030	494,589
	Federal Home Loan Bank 11/13/2024	5.085	132,175	131,974
	Federal Home Loan Bank 11/15/2024	5.094	25,000	24,956
	Federal Home Loan Bank 11/19/2024	4.605	160,000	159,639
	Federal Home Loan Bank 11/20/2024	4.698	565,000	563,653
	Federal Home Loan Bank 11/21/2024	4.604	280,000	279,302
	Federal Home Loan Bank 11/22/2024	4.785	823,250	821,097
	Federal Home Loan Bank 11/25/2024	4.593	480,000	478,565
	Federal Home Loan Bank 11/27/2024	4.690	25,000	24,915
	Federal Home Loan Bank 11/29/2024	4.682	294,100	293,026
	Federal Home Loan Bank 12/6/2024	4.733	80,900	80,537

Capital Group Central Cash Fund	1

Short-term securities (continued)		Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
	Federal Home Loan Bank 12/13/2024	4.860%	USD23,400	$23,275
	Federal Home Loan Bank 12/18/2024	4.564	120,000	119,288
	Federal Home Loan Bank 12/20/2024	4.625	183,900	182,763
	Federal Home Loan Bank 12/26/2024	4.510	40,000	39,727
	Federal Home Loan Bank 12/27/2024	4.510	604,800	600,590
	Federal Home Loan Bank 12/30/2024	4.475	360,000	357,360
	Federal Home Loan Bank 1/2/2025	4.525	10,500	10,419
	Federal Home Loan Bank 1/3/2025	4.551	245,450	243,536
	Federal Home Loan Bank 1/8/2025	4.528	567,600	562,829
	Federal Home Loan Bank 1/10/2025	4.475	192,000	190,340
	Federal Home Loan Bank 1/15/2025	4.504	320,000	317,040
	Federal Home Loan Bank 1/21/2025	4.483	695,300	688,361
	Federal Home Loan Bank 1/22/2025	4.471	320,000	316,767
	Federal Home Loan Bank 1/24/2025	4.510	240,000	237,516
	Federal Home Loan Bank 1/27/2025	4.439	835,900	826,950
	Federal Home Loan Bank 1/31/2025	4.423	120,000	118,643
	Federal Home Loan Bank 2/7/2025	4.476	224,700	222,000
	Federal Home Loan Bank 2/19/2025	4.480	40,000	39,463
	Federal Home Loan Bank 2/21/2025	4.408	240,000	236,718
	Federal Home Loan Bank 2/24/2025	4.405	600,000	591,589
	Federal Home Loan Bank 2/26/2025	4.425	298,400	294,144
	Federal Home Loan Bank 2/28/2025	4.385	137,900	135,900
	Federal Home Loan Bank 3/7/2025	4.392	240,000	236,295
	Federal Home Loan Bank 3/20/2025	4.460	160,000	159,950
	Federal Home Loan Bank 3/21/2025	4.342	320,000	314,535
	Federal Home Loan Mortgage Corp. 1/10/2025	4.513	600,000	594,814
	Federal Home Loan Mortgage Corp. 1/17/2025	4.507	558,600	553,295
	Federal Home Loan Mortgage Corp. 1/30/2025	4.495	240,000	237,348
	Federal Home Loan Mortgage Corp. 1/31/2025	4.495	160,000	158,212
	Federal Home Loan Mortgage Corp. 2/7/2025	4.423	240,000	237,116
				14,763,388
		Coupon rate
Interest bearing bills & notes 10.24%
	Federal Farm Credit Banks (USD-SOFR + 0.005%) 2/4/2025[1]	4.815	125,000	125,002
	Federal Farm Credit Banks (USD-SOFR + 0.015%) 4/4/2025[1]	4.825	100,000	100,001
	Federal Farm Credit Banks (USD-SOFR + 0.02%) 5/2/2025[1]	4.830	25,000	25,002
	Federal Home Loan Bank (USD-SOFR + 0%) 11/15/2024[1]	4.810	350,000	349,983
	Federal Home Loan Bank (USD-SOFR + 0%) 12/11/2024[1]	4.810	200,000	199,980
	Federal Home Loan Bank (USD-SOFR + 0%) 1/13/2025[1]	4.815	150,000	149,986
	Federal Home Loan Bank (USD-SOFR + 0%) 1/13/2025[1]	4.815	100,000	99,991
	Federal Home Loan Bank (USD-SOFR + 0%) 1/28/2025[1]	4.810	200,000	199,983
	Federal Home Loan Bank (USD-SOFR + 0%) 3/6/2025[1]	4.835	480,000	480,008
	Federal Home Loan Bank (USD-SOFR + 0%) 4/10/2025[1]	4.840	80,000	80,003
	Federal Home Loan Bank (USD-SOFR + 0.005%) 1/6/2025[1]	4.815	300,000	299,972
	Federal Home Loan Bank (USD-SOFR + 0.005%) 3/11/2025[1]	4.815	240,000	239,988
	Federal Home Loan Bank (USD-SOFR + 0.01%) 11/4/2024[1]	4.820	160,000	159,998
	Federal Home Loan Bank (USD-SOFR + 0.01%) 11/18/2024[1]	4.820	350,000	349,982
	Federal Home Loan Bank (USD-SOFR + 0.01%) 11/21/2024[1]	4.820	275,000	274,983
	Federal Home Loan Bank (USD-SOFR + 0.01%) 11/25/2024[1]	4.820	500,000	499,967
	Federal Home Loan Bank (USD-SOFR + 0.01%) 11/27/2024[1]	4.820	200,000	199,986
	Federal Home Loan Bank (USD-SOFR + 0.01%) 11/29/2024[1]	4.820	280,000	279,973
	Federal Home Loan Bank (USD-SOFR + 0.01%) 12/11/2024[1]	4.820	120,000	119,999
	Federal Home Loan Bank (USD-SOFR + 0.01%) 3/6/2025[1]	4.820	100,000	99,998
	Federal Home Loan Bank (USD-SOFR + 0.01%) 4/3/2025[1]	4.820	150,000	149,989
	Federal Home Loan Bank (USD-SOFR + 0.01%) 4/8/2025[1]	4.820	240,000	239,989
	Federal Home Loan Bank (USD-SOFR + 0.01%) 4/16/2025[1]	4.820	120,000	120,000
	Federal Home Loan Bank (USD-SOFR + 0.015%) 12/17/2024[1]	4.825	150,000	149,986
	Federal Home Loan Bank (USD-SOFR + 0.015%) 12/18/2024[1]	4.825	300,000	299,973
	Federal Home Loan Bank (USD-SOFR + 0.015%) 12/30/2024[1]	4.825	80,000	79,994
	Federal Home Loan Bank (USD-SOFR + 0.015%) 1/9/2025[1]	4.825	400,000	400,001
	Federal Home Loan Bank (USD-SOFR + 0.015%) 1/10/2025[1]	4.825	400,000	400,001
	Federal Home Loan Bank (USD-SOFR + 0.015%) 2/6/2025[1]	4.825	125,000	125,005
	Federal Home Loan Bank (USD-SOFR + 0.015%) 5/1/2025[1]	4.835	120,000	120,009
	Federal Home Loan Bank (USD-SOFR + 0.015%) 5/2/2025[1]	4.825	200,000	200,004

2	Capital Group Central Cash Fund

Short-term securities (continued)	Coupon rate	Principal amount (000)	Value (000)
Interest bearing bills & notes (continued)
Federal Home Loan Bank (USD-SOFR + 0.015%) 5/5/2025[1]	4.825%	USD240,000	$239,990
Federal Home Loan Bank (USD-SOFR + 0.02%) 11/7/2024[1]	4.830	200,000	199,996
Federal Home Loan Bank (USD-SOFR + 0.02%) 12/2/2024[1]	4.830	100,000	99,993
Federal Home Loan Bank (USD-SOFR + 0.02%) 1/23/2025[1]	4.830	200,000	199,991
Federal Home Loan Bank (USD-SOFR + 0.02%) 1/27/2025[1]	4.830	200,000	199,992
Federal Home Loan Bank (USD-SOFR + 0.02%) 2/3/2025[1]	4.830	350,000	350,016
Federal Home Loan Bank (USD-SOFR + 0.02%) 2/18/2025[1]	4.830	160,000	160,003
Federal Home Loan Bank (USD-SOFR + 0.02%) 3/7/2025[1]	4.830	150,000	150,002
Federal Home Loan Bank (USD-SOFR + 0.02%) 3/10/2025[1]	4.830	100,000	99,998
Federal Home Loan Bank (USD-SOFR + 0.02%) 3/20/2025[1]	4.830	100,000	100,001
Federal Home Loan Bank (USD-SOFR + 0.025%) 3/3/2025[1]	4.835	200,000	200,001
Federal Home Loan Bank (USD-SOFR + 0.025%) 3/4/2025[1]	4.835	240,000	240,001
Federal Home Loan Bank (USD-SOFR + 0.025%) 3/13/2025[1]	4.835	200,000	199,997
Federal Home Loan Bank (USD-SOFR + 0.025%) 3/18/2025[1]	4.835	240,000	239,996
Federal Home Loan Bank (USD-SOFR + 0.025%) 3/20/2025[1]	4.835	200,000	199,997
Federal Home Loan Bank (USD-SOFR + 0.025%) 3/25/2025[1]	4.835	360,000	359,990
Federal Home Loan Bank (USD-SOFR + 0.03%) 3/24/2025[1]	4.840	80,000	80,000
Federal Home Loan Bank (USD-SOFR + 0.03%) 3/24/2025[1]	4.840	75,000	75,000
Federal Home Loan Bank (USD-SOFR + 0.03%) 4/4/2025[1]	4.840	120,000	120,001
Federal Home Loan Bank (USD-SOFR + 0.03%) 4/14/2025[1]	4.840	200,000	200,004
Federal Home Loan Bank (USD-SOFR + 0.03%) 4/23/2025[1]	4.840	200,000	200,003
Federal Home Loan Bank (USD-SOFR + 0.035%) 5/19/2025[1]	4.845	120,000	120,012
Federal Home Loan Bank (USD-SOFR + 0.035%) 5/20/2025[1]	4.845	280,000	280,019
Federal Home Loan Bank (USD-SOFR + 0.04%) 6/18/2025[1]	4.850	240,000	240,016
Federal Home Loan Bank (USD-SOFR + 0.05%) 1/13/2025[1]	4.815	250,000	249,977
Federal Home Loan Bank (USD-SOFR + 1.00%) 1/16/2025[1]	4.820	125,000	124,990
Federal Home Loan Bank (USD-SOFR + 1.50%) 5/2/2025[1]	4.825	125,000	125,001
Federal Home Loan Bank (USD-SOFR + 2.50%) 4/15/2025[1]	4.835	50,000	50,002
			11,724,725
Total federal agency bills & notes			26,488,113

Repurchase agreements 16.99%
Overnight repurchase agreements*		19,450,000	19,450,000
Total short-term securities (cost: $110,895,293,000)			110,906,854
Bonds, notes & other debt instruments 5.09%
U.S. Treasury bonds & notes 5.09%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.20%) 4.762% 1/31/2025[1]		1,000,000	1,000,013
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.17%) 4.732% 10/31/2025[1]		1,525,000	1,524,128
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.245%) 4.807% 1/31/2026[1]		1,575,000	1,575,275
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.15%) 4.712% 4/30/2026[1]		1,178,300	1,176,954
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.182%) 4.744% 7/31/2026[1]		552,000	551,679
Total bonds, notes & other debt instruments (cost: $5,830,834,000)			5,828,049
Total investment securities 101.95% (cost: $116,726,127,000)			116,734,903
Other assets less liabilities (1.95)%			(2,234,611)
Net assets 100.00%			$114,500,292

Capital Group Central Cash Fund	3

*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	4.84%	10/31/2024	11/1/2024	U.S. Treasury 0.75%-5.00% 2025-2034	$255,000	$250,000	$250,034
BNP Paribas	4.84	10/31/2024	11/1/2024	U.S. Treasury 0%-4.875% 2024-2034	1,530,000	1,500,000	1,500,202
BofA Securities	4.84	10/31/2024	11/1/2024	U.S. Treasury 1.25%-4.50% 2025-2033	1,938,000	1,900,000	1,900,255
Canadian Imperial Bank of Commerce	4.84	10/31/2024	11/1/2024	U.S. Treasury 0%-5.00% 2024-2034	1,224,000	1,200,000	1,200,161
JPMorgan Securities	4.85	10/31/2024	11/1/2024	U.S. Treasury 2.125%-2.375% 2025-2029	1,632,000	1,600,000	1,600,216
Mizuho Securities	4.84	10/31/2024	11/1/2024	U.S. Treasury 0%-7.625% 2024-2031	816,000	800,000	800,108
New York Federal Reserve	4.80	10/31/2024	11/1/2024	U.S. Treasury 0.625%-2.375% 2029-2031	6,100,813	6,100,000	6,100,813
RBC Dominion Securities	4.81	10/31/2024	11/1/2024	U.S. Treasury 0%-6.375% 2024-2034	1,734,000	1,700,000	1,700,227
Royal Bank of Canada	4.81	10/31/2024	11/1/2024	U.S. Treasury 0.75%-4.00% 2025-2032	816,000	800,000	800,107
Societe Generale Bank	4.85	10/31/2024	11/1/2024	U.S. Treasury 0.25%-5.00% 2024-2033	2,652,000	2,600,000	2,600,350
TD Securities	4.81	10/31/2024	11/1/2024	U.S. Treasury 1.75%-2.875% 2026-2028	408,000	400,000	400,053
Wells Fargo Securities	4.85	10/31/2024	11/1/2024	U.S. Treasury 0.375%-7.50% 2024-2034	612,000	600,000	600,081
					$19,717,813	$19,450,000	$19,452,607

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available.

Key to abbreviation(s)
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

4	Capital Group Central Cash Fund

Financial statements
Statement of assets and liabilities at October 31, 2024

(dollars in thousands)
Assets:
Investment securities in unaffiliated issuers, at value (cost: $97,276,127)		$97,284,903
Repurchase agreements (cost: $19,450,000)		19,450,000
Cash		4,074,221
Receivables for:
Sales of fund’s shares	$1,212,674
Interest	75,864	1,288,538
		122,097,662
Liabilities:
Payables for:
Purchases of investments	2,304,098
Repurchases of fund’s shares	5,290,549
Dividends on fund’s shares	2,306
Trustees’ deferred compensation	347
Other	70	7,597,370
Net assets at October 31, 2024		$114,500,292
Net assets consist of:
Capital paid in on shares of beneficial interest		$114,492,784
Total distributable earnings (accumulated loss)		7,508
Net assets at October 31, 2024		$114,500,292

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,144,956 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$114,500,292	1,144,956	$100.00

Refer to the notes to financial statements.

Capital Group Central Cash Fund	5

Financial statements (continued)
Statement of operations for the year ended October 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest		$7,226,366
Fees and expenses:
Reports to shareholders	$9
Registration statement and prospectus	1
Trustees’ compensation	194
Auditing and legal	168
Custodian	407
Other	18	797
Net investment income		7,225,569
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments		—
Net unrealized appreciation (depreciation) on investments		13,250
Net realized gain (loss) and unrealized appreciation (depreciation):		13,250
Net increase (decrease) in net assets resulting from operations		$7,238,819
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2024	2023

Operations:
Net investment income	$7,225,569	$7,395,271
Net realized gain (loss)	—	(606)
Net unrealized appreciation (depreciation)	13,250	32,838
Net increase (decrease) in net assets resulting from operations	7,238,819	7,427,503
Distributions paid or accrued to shareholders	(7,231,970)	(7,395,643)
Net capital share transactions	(30,503,424)	(39,812,376)
Total increase (decrease) in net assets	(30,496,575)	(39,780,516)
Net assets:
Beginning of year	144,996,867	184,777,383
End of year	$114,500,292	$144,996,867
Refer to the notes to financial statements.

Capital Group Central Cash Fund	6

Notes to financial statements
1. Organization

Capital Group Central Fund Series (the ”trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. During the fiscal year ended October 31, 2024, the fund converted to a government money market fund (from an institutional prime money market fund). The fund has a floating net asset value.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed income securities are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. However, certain short-term securities, such as repurchase agreements and daily variable rate notes, are generally valued at par.

Capital Group Central Cash Fund	7

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of October 31, 2024, all of the fund’s investment securities were classified as Level 2.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Capital Group Central Cash Fund	8

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.
5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

Capital Group Central Cash Fund	9

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended October 31, 2024, the fund reclassified $1,000 from capital paid in on shares of beneficial interest to total distributable earnings to align financial reporting with tax reporting.
As of October 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$2,315
Capital loss carryforward*	(931)
Gross unrealized appreciation on investments	13,308
Gross unrealized depreciation on investments	(4,532)
Net unrealized appreciation (depreciation) on investments	8,776
Cost of investments	116,726,127
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended October 31,
Share class	2024	2023
Class M	$7,231,970	$7,395,643

Capital Group Central Cash Fund	10

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation of $194,000 in the fund’s statement of operations reflects $177,000 in current fees (either paid in cash or deferred) and a net increase of $17,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund lent $10,000 at a rate of 5.920% to one or more CRMC-managed funds during the year ended October 31, 2024. The fund received less than $1,000 in interest income from the loan.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class M	$396,210,750	3,961,883	$7,186,005	71,859	$(433,900,179)	(4,338,752)	$(30,503,424)	(305,010)

Year ended October 31, 2023
Class M	$369,758,698	3,697,697	$7,318,438	73,188	$(416,889,512)	(4,169,004)	$(39,812,376)	(398,119)

Capital Group Central Cash Fund	11

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets

Class M:
10/31/2024	$100.00	$5.35	$—	$5.35	$(5.35)	$100.00	5.48%	$114,500	— %[2]	5.35%
10/31/2023	99.98	4.82	.05	4.87	(4.85)	100.00	4.98	144,997	— [2]	4.82
10/31/2022	100.00	1.21	(.21 )	1.00	(1.02)	99.98	1.01	184,777	— [2]	1.21
10/31/2021	100.01	.08	(.01 )	.07	(.08 )	100.00	.06	112,467	— [2]	.08
10/31/2020	100.01	.77	.06	.83	(.83 )	100.01	.83	120,503	— [2]	.77

[1]	Based on average shares outstanding.
[2]	Amount less than .01%.
Refer to the notes to financial statements.

Capital Group Central Cash Fund	12

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Central Fund Series and Shareholders of Capital Group Central Cash Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group Central Cash Fund (constituting Capital Group Central Fund Series, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2024
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

Capital Group Central Cash Fund	13

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2024:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$5,556,211,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

14	Capital Group Central Cash Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

Capital Group Central Cash Fund	15

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Central Fund Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 07, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: January 07, 2025